Interests in associates, joint ventures and other investments - Additional Information (Detail) - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of principal associates and joint ventures [line items]
Interests in associates and joint ventures	[1]	£ 813.0	£ 796.8	£ 1,065.2
GIIR Inc [member]
Disclosure of principal associates and joint ventures [line items]
Market value of equity interests		21.2	26.3
Interests in associates and joint ventures		37.7	46.8
High Co SA [member]
Disclosure of principal associates and joint ventures [line items]
Market value of equity interests		39.4	30.3
Interests in associates and joint ventures		35.4	37.1
Associates and Other Investments [member]
Disclosure of principal associates and joint ventures [line items]
Capital commitments contracted		£ 21.8	£ 31.4

[1]	Figures have been restated, as described in the accounting policies.